Intangible Assets, net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 500	$ 500	$ 489	$ 977	$ 1,465	$ 1,465	$ 1,954	$ 1,954
Intangible assets, net	$ 10,219				$ 10,219		$ 11,684	$ 13,638